Supplementary cash flow information - Interest and income taxes paid and received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flow Statement [Abstract]
Interest paid	$ 130,570	$ 115,408
Interest received	87,239	28,247
Income taxes paid	$ 480,607	$ 435,558